CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Cash and cash equivalents	$ 99,454	$ 116,382	$ 103,897
Short-term restricted cash	3,601	2,254	3,426
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	103,055	$ 118,635	107,323	$ 138,073
Cash and cash equivalents covenanted to be retained	70,700		$ 72,800
Recourse Debt
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum cash requirement	$ 20,000
Debt instrument, covenant compliance, minimum cash requirement, percentage	5.00%